Related Parties	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Parties	Related Parties
The Company defines related parties as members of our Board of Directors, entity affiliates, executive officers and principal owners of the Company’s outstanding stock and members of their immediate families. Related parties also include any other person or entity with significant influence over the Company’s management or operations.
Stockholder Note
In 2019, we entered into a $58,000 note receivable agreement with a stockholder (“Note Receivable Stockholder”), which was collateralized by the Note Receivable Stockholder’s common stock and redeemable preferred stock. Related to this collateralization, the Company obtained call rights to purchase the collateral at $5.05 per share (“Call Option Rights”). As of December 31, 2020, there was no remaining receivable associated with this related party note; however, our Call Option Rights remained outstanding post settlement, per the terms of our Note Receivable Stockholder agreement. During the year ended December 31, 2020, we recognized related party income of $1,764. In December 2020, we exercised our Call Option Rights to acquire the Note Receivable Stockholder collateral, which included 104,132 shares of common stock and 26,941,263 shares of redeemable preferred stock. The Call Option Rights shares were retired upon receipt. The option exercise payable of $133,385 remained outstanding as of December 31, 2020 and the reserved funds were presented within restricted cash and restricted cash equivalents in the consolidated balance sheets. The full payment was subsequently made in January 2021.
Apex Loan
In November 2019, we lent $9,050 to Apex at an interest rate of 12.5% per annum. We recognized related party interest income of $124 during the year ended December 31, 2019. In August 2020, we extended the maturity date to August 31, 2021 and modified the interest rate to 5.0% per annum, which we determined to be below the market rate of interest. In accordance with ASC 835-30, Interest — Imputation of Interest, during the year ended December 31, 2020, we recognized a loss of $319 within noninterest income—other in the consolidated statements of operations and comprehensive income (loss) representing the discounted fair value of the loan receivable relative to its stated value at the market rate of interest, which is accreted into interest income over the remaining term of the loan. During 2020, we lent an additional $7,643 to Apex. We had an interest income receivable of $1,443 as of December 31, 2020. In February 2021, Apex paid us $18,304 in settlement of all of their outstanding obligations to us, which consisted of outstanding principal balances of $16,693 and accrued interest of $1,611.
During the year ended December 31, 2021, we recognized interest income of $211 within interest income—related party notes, and we reversed the remainder of the loss for the discount to fair value that had not yet been accreted of $169 within noninterest income—other in the consolidated statements of operations and comprehensive income (loss). During the year ended December 31, 2020, we recognized interest income of $1,425, which included interest related to the principal balances of $1,319 and interest related to the discount accretion of $106.
Equity Method Investments
Our interest in Apex was deemed significant under Rule 4-08(g). The seller of the Apex interest had a Seller Call Option over our equity interest in Apex, which the seller exercised during January 2021. In 2021, we also entered into an equity method investment arrangement with Lower, which was not deemed to be significant. See Note 1 under “Equity Method Investments” for additional information. We also had an equity method investment in a residential mortgage origination joint venture that we exited in the third quarter of 2020, which was not deemed significant for the relevant periods. The following tables present summarized financial information for the entities in which we have equity method investments on an aggregated basis since the dates of acquisition:

	As of December 31,
	2021(1)	2020(2)
Total assets	$659,341	$10,254,902
Total liabilities	540,642	10,032,736
__________________
(1)Reflects amounts related to our investment in Lower.
(2)Reflects amounts related to our investment in Apex.

	Year Ended December 31,
	2021(1)	2020(2)	2019
Total revenues	$127,490	$276,968	$149,922
Net income	768	58,426	22,255
__________________
(1)For Lower, reflects amounts subsequent to the date on which we entered into the equity method arrangement.
(2)For the residential mortgage origination joint venture, reflects amounts through the third quarter of 2020, when we exited the arrangement.